Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table discloses executive compensation and financial performance measures for the four most recently completed fiscal years. Financial performance measures include the total shareholder return (TSR) for Westamerica Bancorporation common stock and for that of our designated peer group, the NASDAQ Bank Index (CBNK), and Westamerica Bancorporation’s return on average equity.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table (SCT) Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average SCT Total for Non- PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return (TSR)	Peer Group (CBNK) TSR	Net Income	Return on Average Equity
2023	$758,701	$758,701	$427,400	$465,487	$113.46	$106.87	$161,768,000	18.1%
2022	750,021	750,021	477,400	553,473	114.42	110.67	122,034,000	15.2%
2021	750,563	750,563	443,488	514,930	108.85	132.19	86,509,000	11.5%
2020	698,807	698,807	433,759	245,465	101.42	92.50	80,413,000	11.3%

(1) Mr. Payne is the named PEO whose compensation is disclosed for the years 2023, 2022, 2021 and 2020.

(2) Messrs. Thorson, Rizzardi, Donohoe, Baker, and Leavitt (who resigned from Westamerica, March of 2023) are the non-PEO NEOs whose average compensation is disclosed for the years 2023, 2022, 2021 and 2020.

Company Selected Measure Name		return on average equity
PEO Total Compensation Amount	[1]	$ 758,701	$ 750,021	$ 750,563	$ 698,807
PEO Actually Paid Compensation Amount	[1]	758,701	750,021	750,563	698,807
Non-PEO NEO Average Total Compensation Amount	[2]	427,400	477,400	443,488	433,759
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 465,487	553,473	514,930	245,465
Adjustment to Non-PEO NEO Compensation Footnote
Year	Reported Average SCT Total for Non-PEO NEOs	Reported Average SCT Value of Equity Awards for Non-PEO NEOs	Equity Award Adjustments	Reported Average SCT Change in the Actuarial Present Value of Pension Benefits for Non- PEO NEOs	Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2023	$427,400	$(212,088)	$250,175	$—	$—	$465,487
2022	477,400	(221,609)	297,682	—	—	553,473
2021	443,488	(192,740)	264,182	—	—	514,930
2020	433,759	(185,032)	(3,262)	—	—	245,465

Year	Year end fair value of equity awards granted during the year	Change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
2023	$265,655	$(4,321)	$—	$(11,159)	$—	$—	$250,175
2022	265,511	27,370	—	4,801	—	—	297,682
2021	198,948	51,120	—	14,114	—	—	264,182
2020	115,881	(109,219)	—	(9,924)	—	—	(3,262)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

The executive compensation actually paid differs from the compensation provided in the Summary Compensation Table due solely to changes in the value of RPSs and NQSOs between the grant date and the end of each fiscal year or vesting date. The change in the value of the NQSOs and RPSs is based on TSR excluding dividends as dividends are not paid on NQSOs or RPSs prior to vesting.

Tabular List, Table

As described in the Compensation Discussion and Analysis, the financial performance measures used to determine executive compensation levels include return on average equity, return on average assets, diluted earnings per share, levels of non-performing assets, and the efficiency ratio (operating expenses as a percentage of total revenues).

Financial Performance Measures
- Return on Average Equity
- Return on Average Assets
- Diluted Earnings Per Share
- Levels of Non-Performing Assets
- Efficiency Ratio (Operating Expenses as a Percentage of Total Revenues)

Total Shareholder Return Amount		$ 113.46	114.42	108.85	101.42
Peer Group Total Shareholder Return Amount		106.87	110.67	132.19	92.5
Net Income (Loss)		$ 161,768,000	$ 122,034,000	$ 86,509,000	$ 80,413,000
Company Selected Measure Amount		18.1	15.2	11.5	11.3
PEO Name		Mr. Payne
Measure:: 1
Pay vs Performance Disclosure
Name		Return on Average Equity
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name		Diluted Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name		Levels of Non-Performing Assets
Measure:: 5
Pay vs Performance Disclosure
Name		Efficiency Ratio (Operating Expenses as a Percentage of Total Revenues)
Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		$ 427,400	$ 477,400	$ 443,488	$ 433,759
Non-PEO NEO Average Compensation Actually Paid Amount		465,487	553,473	514,930	245,465
Non-PEO NEOs [Member] | Reported SCT Value of Equity Awards for Non- PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(212,088)	(221,609)	(192,740)	(185,032)
Non-PEO NEOs [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		250,175	297,682	264,182	(3,262)
Non-PEO NEOs [Member] | Reported SCT Change in the Actuarial Present Value of Pension Benefits for Non- PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEOs [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEOs [Member] | Year end fair value of equity awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		265,655	265,511	198,948	115,881
Non-PEO NEOs [Member] | Change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,321)	27,370	51,120	(109,219)
Non-PEO NEOs [Member] | Fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEOs [Member] | Change of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,159)	4,801	14,114	(9,924)
Non-PEO NEOs [Member] | Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEOs [Member] | Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEOs [Member] | Total equity award adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 250,175	$ 297,682	$ 264,182	$ (3,262)

[1]	Mr. Payne is the named PEO whose compensation is disclosed for the years 2023, 2022, 2021 and 2020.
[2]	Messrs. Thorson, Rizzardi, Donohoe, Baker, and Leavitt (who resigned from Westamerica, March of 2023) are the non-PEO NEOs whose average compensation is disclosed for the years 2023, 2022, 2021 and 2020